Acquisitions - Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Brasil Knutsen
Acquisitions
Revenue		$ 223,220
Net income		64,034
Lena Knutsen
Acquisitions
Revenue		220,904
Net income		62,999
Vigdis Knutsen
Acquisitions
Revenue		222,354
Net income		$ 63,225
Tordis Knutsen
Acquisitions
Revenue	$ 221,198
Net income	$ 66,584